UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2003 Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   November 12, 2003


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   57

Form 13F Information Table Value Total:   $39427



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      103 10267.736SH       SOLE                10267.736
3M Company                     COM              88579Y101      898    12996 SH       SOLE                    12996
ALLTEL Corp                    COM              020039103     1192    25725 SH       SOLE                    25725
Abbott Laboratories            COM              002824100      304     7135 SH       SOLE                     7135
American Express               COM              025816109      461    10230 SH       SOLE                    10230
American Intl. Group           COM              026874107      881    15260 SH       SOLE                    15260
Auto. Data Processing          COM              053015103      994    27716 SH       SOLE                    27716
Bard (C.R.)                    COM              067383109      264     3725 SH       SOLE                     3725
Baxter International           COM              071813109      963    33140 SH       SOLE                    33140
Becton, Dickinson              COM              075887109      296     8200 SH       SOLE                     8200
Bemis Co.                      COM              081437105      214     4835 SH       SOLE                     4835
CVS Corp.                      COM              126650100     1029    33140 SH       SOLE                    33140
Cardinal Health                COM              14149Y108      695    11910 SH       SOLE                    11910
ChevronTexaco Corp.            COM              166764100      278     3885 SH       SOLE                     3885
Citigroup, Inc.                COM              172967101      746    16394 SH       SOLE                    16394
Clorox Co.                     COM              189054109      243     5305 SH       SOLE                     5305
Colgate-Palmolive Co           COM              194162103      207     3700 SH       SOLE                     3700
ConAgra Foods                  COM              205887102      942    44350 SH       SOLE                    44350
Cox Communications             COM              224044107      941    29750 SH       SOLE                    29750
Crawford & Co. Cl. A           COM              224633206       76    10950 SH       SOLE                    10950
Dell, Inc.                     COM              24702R101     1297    38800 SH       SOLE                    38800
Dover Corp.                    COM              260003108      238     6725 SH       SOLE                     6725
Dow Jones & Co.                COM              260561105      243     5125 SH       SOLE                     5125
DuPont (E.I.)                  COM              263534109     1026    25655 SH       SOLE                    25655
Duke Energy Corp.              COM              264399106      576    32320 SH       SOLE                    32320
Exxon Mobil Corp.              COM              30231G102     1266    34603 SH       SOLE                    34603
First Data Corp.               COM              319963104      873    21836 SH       SOLE                    21836
Gannett Co., Inc.              COM              364730101     1226    15810 SH       SOLE                    15810
General Electric               COM              369604103      861    28888 SH       SOLE                    28888
Health Care Property           COM              421915109      205     4400 SH       SOLE                     4400
Hewlett-Packard Co.            COM              428236103      822    42450 SH       SOLE                    42450
Hormel Foods Corp.             COM              440452100      300    13060 SH       SOLE                    13060
ITT Industries                 COM              450911102      218     3645 SH       SOLE                     3645
Int'l Business Machines        COM              459200101     1109    12560 SH       SOLE                    12560
Johnson & Johnson              COM              478160104      871    17596 SH       SOLE                    17596
Kroger Co.                     COM              501044101      257    14400 SH       SOLE                    14400
McGraw-Hill Cos.               COM              580645109     1340    21570 SH       SOLE                    21570
McKesson Corp.                 COM              58155Q103      233     7005 SH       SOLE                     7005
Mellon Financial Corp.         COM              58551A108     1040    34508 SH       SOLE                    34508
Metro One Telecom.             COM              59163F105       44    12560 SH       SOLE                    12560
Microsoft Corp                 COM              594918104     1456    52360 SH       SOLE                    52360
OneSource Info Services        COM              68272J106       98    11400 SH       SOLE                    11400
PepsiCo Inc.                   COM              713448108     1013    22108 SH       SOLE                    22108
Pfizer Inc.                    COM              717081103     1384    45562 SH       SOLE                    45562
Pitney Bowes Inc.              COM              724479100     1347    35160 SH       SOLE                    35160
Praxair Inc.                   COM              74005P104      236     3810 SH       SOLE                     3810
Procter & Gamble               COM              742718109      301     3243 SH       SOLE                     3243
RenaissanceRe Hldgs.           COM              G7496G103      210     4600 SH       SOLE                     4600
ServiceMaster                  COM              81760N109      139    13550 SH       SOLE                    13550
Synovus Finl.                  COM              87161C105      282    11300 SH       SOLE                    11300
TJX Companies                  COM              872540109     1288    66315 SH       SOLE                    66315
Union Pacific Corp.            COM              907818108      921    15835 SH       SOLE                    15835
Union Planters                 COM              908068109      248     7850 SH       SOLE                     7850
United Technologies            COM              913017109     1167    15100 SH       SOLE                    15100
Wachovia Corp.                 COM              929903102      871    21156 SH       SOLE                    21156
Washington Mutual              COM              939322103     1186    30136 SH       SOLE                    30136
Wyeth                          COM              983024100     1505    32647 SH       SOLE                    32647